Reorganization - Additional Information (Details) - USD ($)		12 Months Ended
	Oct. 04, 2023	Dec. 31, 2023	Oct. 17, 2023	Jul. 31, 2023
Reorganization [Line Items]
Cash transferred				$ 275,499,000
Fair value of net assets distributed	$ 1,680,501,000
Gain on distribution of assets upon seperation		$ 1,267,552,000
Transaction costs in connection with equity transactions		15,647,000
Initial coversion rate of convertible notes in shares		21.2307	$ 52.6019
Initial conversion rate of convertible notes		$ 1,000	$ 1,000
Number of trading days for determining share price.		30 days
Lithium Americas
Reorganization [Line Items]
Cash transferred				275,499
Number of trading days for determining share price.		35 days
Tranche Two
Reorganization [Line Items]
Equity investment from investor				$ 650,000,000
Tranche Two | Bottom of Range
Reorganization [Line Items]
Percentage of issued and outstanding shares				20.00%
Tranche Two | Top of Range
Reorganization [Line Items]
Subscription price per share				$ 27.74